Condensed Balance Sheet Components (Tables) - Jasper Therapeutics, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Condensed Balance Sheet Components (Tables) [Line Items]
Schedule of accrued expenses and other current liabilities
	December 31, 2020	June 30, 2021
CMO accrued expenses	$925	$2,119
Accrued employee and related compensation expenses	783	613
General and administrative accrued expenses	—	608
License option liability, current	400	400
Research and development accrued expenses	338	363
Accrued tax liabilities	90	—
Other	59	14
	$2,595	$4,117

	December 31, 2019	December 31, 2020
CMO accrued expenses	$63	$925
Accrued employee and related compensation expenses	76	783
License option liability, current	—	400
Research and development accrued expenses	1,231	338
Accrued tax liabilities	—	90
Other	—	59
	$1,370	$2,595

Schedule of other non-current liabilities
	December 31, 2020	June 30, 2021
CIRM grant liability	$600	$600
License option liability, non-current	200	—
Early exercised stock-options liability	53	48
	$853	$648

	December 31, 2019	December 31, 2020
CIRM grant liability	$—	$600
License option liability, non-current	—	200
Unvested founders’ common stock liability	63	53
	$63	$853

Schedule of prepaid expenses and other current assets
	December 31, 2020	June 30, 2021
Research and development prepaid expenses	$177	$691
Tax credit receivable	—	298
Other prepaid expenses	43	107
Prepaid insurance	—	93
Rent deposit	27	27
	$247	$1,216